Financial Instruments (Details) - Schedule of Repayment Dates of Financial Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Repayment Dates of Financial Liabilities [Line Items]
Trade payables	$ 4,696	$ 3,722
Other payables	9,838	18,810
Financial derivatives and deferred consideration	56	8,867
Lease liabilities	13,215	17,220
Other long-term liability	633	1,374
Liability in respect of government grants	2,157	1,986
Financial liability, total	30,595	51,979
First year [Member]
Schedule of Repayment Dates of Financial Liabilities [Line Items]
Trade payables	4,696	3,722
Other payables	9,838	18,810
Financial derivatives and deferred consideration	56	8,798
Lease liabilities	4,473	4,846
Other long-term liability	38	363
Liability in respect of government grants	262	494
Financial liability, total	19,363	37,033
More than a year [Member]
Schedule of Repayment Dates of Financial Liabilities [Line Items]
Trade payables
Other payables
Financial derivatives and deferred consideration		69
Lease liabilities	8,742	12,374
Other long-term liability	595	1,011
Liability in respect of government grants	1,895	1,492
Financial liability, total	$ 11,232	$ 14,946